Note 16 - Trade and Other Payables (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Commodity suppliers' payables	$ 209,610	$ 203,581
Accrued liabilities	135,733	140,753
Green provisions	152,542	70,955
Sales tax payable	15,794	19,241
Trade accounts payable	45,887	20,025
Payable for former JV partner (Note 18)	26,375
Accrued gas payable	12,261	12,537
Other payables	18,232	32,077
	$ 616,434	$ 499,169